STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

Series B Convertible Preferred Stock

The following summary of certain terms and provisions of our Series B Convertible Preferred Stock (the “Series B Convertible Preferred Stock”) is subject to, and qualified in its entirety by reference to, the terms and provisions set forth in our certificate of designation of preferences, rights and limitations of Series B Convertible Preferred Stock (the “Series B Convertible Preferred Certificate of Designation”) as previously filed. Subject to the limitations prescribed by our articles of incorporation, our board of directors is authorized to establish the number of shares constituting each series of preferred stock and to fix the designations, powers, preferences, and rights of the shares of each of those series and the qualifications, limitations and restrictions of each of those series, all without any further vote or action by our stockholders. Our board of directors designated 15,000 of the 10,000,000 authorized shares of preferred stock as Series B Convertible Preferred Stock with a stated value of $1,000 per share. The shares of Series B Convertible Preferred Stock were validly issued, fully paid and non-assessable.

Each share of Series B Convertible Preferred Stock was convertible at any time at the holder’s option into a number of shares of common stock equal to $1,000 divided by the conversion price of $7.00 per share. Notwithstanding the foregoing, we could not effect any conversion of Series B Convertible Preferred Stock, with certain exceptions, to the extent that, after giving effect to an attempted conversion, the holder of shares of Series B Convertible Preferred Stock (together with such holder’s affiliates, and any persons acting as a group together with such holder or any of such holder’s affiliates) would beneficially own a number of shares of our common stock in excess of 4.99% (or, at the election of the purchaser, 9.99%) of the shares of our common stock then outstanding after giving effect to such conversion. The Series B Convertible Preferred Certificate of Designation does not prohibit the Company from waiving this limitation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders would be entitled to participate on an as-converted-to-common stock basis (without giving effect to the Beneficial Ownership Limitation) with holders of the common stock in any distribution of assets of the Company to the holders of the common stock. As of March 31, 2025 and December 31, 2024, respectively, there are zero and zero shares of Series B Convertible Preferred Stock issued and outstanding.

Series C Convertible Preferred Stock

The Company’s Board of Directors designated 5,000 shares as the Series C Convertible Preferred Stock (the “Series C Convertible Preferred Stock”). Each share of the Series C Convertible Preferred Stock had a stated value of $1,000. The holders of the Series C Convertible Preferred Stock, the holders of the common stock and the holders of any other class or series of shares entitled to vote with the common stock shall vote together as one class on all matters submitted to a vote of shareholders of the Company. Each share of Series C Convertible Preferred Stock had 172 votes (subject to adjustment); provided that in no event may a holder of Series C Convertible Preferred Stock be entitled to vote a number of shares in excess of such holder’s Beneficial Ownership Limitation (as defined in the Certificate of Designation and as described below). Each share of Series C Convertible Preferred Stock was convertible, at any time and from time to time, at the option of the holder, into that number of shares of common stock (subject to the Beneficial Ownership Limitation) determined by dividing the stated value of such share ($1,000) by the conversion price, which is $5.50 (subject to adjustment). The Company shall not effect any conversion of the Series C Convertible Preferred Stock, and a holder shall not have the right to convert any portion of the Series C Convertible Preferred Stock, to the extent that after giving effect to the conversion sought by the holder such holder (together with such holder’s Attribution Parties (as defined in the Certificate of Designation)) would beneficially own more than 4.99% (or upon election by a holder, 19.99%) of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon such conversion (the “Beneficial Ownership Limitation”). All holders of the Series C Convertible Preferred Stock elected the 19.99% Beneficial Ownership Limitation. At March 31, 2025 and December 31, 2024 there were zero and zero shares of Series C Convertible Preferred Stock, issued and outstanding, respectively.

Series D Convertible Preferred Stock

On September 28, 2022, the Company amended its articles of incorporation to designate 4,000 shares as the Series D Convertible Preferred Stock (the “Series D Convertible Preferred Stock”). Each share of the Series D Convertible Preferred Stock has a stated value of $1,000. The holders of the Series D Convertible Preferred Stock, the holders of the common stock and the holders of any other class or series of shares entitled to vote with the common stock shall vote together as one class on all matters submitted to a vote of shareholders of the Company. Each share of Series D Convertible Preferred Stock has 333 votes (subject to standard anti-dilution adjustment); provided that in no event may a holder of Series D Convertible Preferred Stock be entitled to vote a number of shares in excess of such holder’s Beneficial Ownership Limitation (as defined in the Certificate of Designation and as described below). Each share of Series D Convertible Preferred Stock is convertible, at any time and from time to time, at the option of the holder, into that number of shares of common stock (subject to the Beneficial Ownership Limitation) determined by dividing the stated value of such share ($1,000) by the conversion price, which is $3.00 (subject to adjustment). The Company shall not effect any conversion of the Series D Convertible Preferred Stock, and a holder shall not have the right to convert any portion of the Series D Convertible Preferred Stock, to the extent that after giving effect to the conversion sought by the holder such holder (together with such holder’s Attribution Parties (as defined in the Certificate of Designation)) would beneficially own more than 4.99% (or upon election by a holder, 19.99%) of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon such conversion (the “Beneficial Ownership Limitation”). All but one of the holders of the Series D Convertible Preferred Stock elected the 19.99% Beneficial Ownership Limitation. The Company shall reserve and keep available out of its authorized and unissued Common Stock, solely for the issuance upon the conversion of the Series D Convertible Preferred Stock, such a number of shares of Common Stock as shall from time to time be issuable upon the conversion of all of the shares of the Series D Convertible Preferred Stock then outstanding. Additionally, the Series D Convertible Preferred Stock does not have the right to dividends and in the event of an involuntary liquidation, the Series D Convertible Preferred Stock shall be treated as a pro rata equivalent of common stock outstanding at the date of the liquidation event and have no liquidation preference.

On September 30, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain existing investors in the Company (the “Purchasers”). Pursuant to the Purchase Agreement, the Purchasers purchased 999 shares of the newly authorized Series D Convertible Preferred Stock, and the Company received proceeds of $999,000. The Purchase Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties. On October 29, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a certain existing investor in the Company (the “Purchaser”). Pursuant to the Purchase Agreement, the Purchaser purchased 300 shares of the newly authorized Series D Convertible Preferred Stock, and the Company received proceeds of $300,000. The Purchase Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.

At the Annual Meeting on May 16, 2023, the stockholders approved the convertibility of the Series D Convertible Preferred Stock into common stock.

On March 22, 2024, March 28, 2024, and April 3, 2024, the Company entered into Securities Purchase Agreements (the “Purchase Agreements”) with certain existing and other accredited investors (the “2024 Purchasers”). Pursuant to the Purchase Agreements, the 2024 Purchasers purchased an aggregate of 870 shares of Series D Convertible Preferred Stock, at a price of $1,000 per share, and the Company received proceeds of $870,000.

In February of 2025, 300 outstanding shares of Series D Convertible Preferred Stock were converted into 100,000 shares of common stock. As of March 31, 2025 and December 31, 2024, respectively, there were 999 and 1,299 shares of Series D Convertible Preferred Stock issued and outstanding.

In connection with such Purchase Agreements, the Company entered into Registration Rights Agreements and filed registration statements with the SEC covering the resale by the Purchasers of the shares of common stock into which the shares of Series D Convertible Preferred Stock are convertible. The Registration Rights Agreements contain customary representations, warranties, agreements and indemnification rights and obligations of the parties.

The Registration Rights Agreements contain provisions for liquidated damages equal to 1% multiplied by the aggregate subscription amount paid, paid each month, in the event certain deadlines are missed.

Series E Convertible Preferred Stock

The Company’s Board of Directors has designated 30,000 shares as the Series E Convertible Preferred Stock (the “Series E Convertible Preferred Stock”). Each share of the Series E Convertible Preferred Stock has a stated value of $1,000. The holders of the Series E Convertible Preferred Stock, the holders of the common stock and the holders of any other class or series of shares entitled to vote with the common stock shall vote as one class on all matters submitted to a vote of shareholders of the Company. Each share of Series E Convertible Preferred Stock has 333 votes (subject to adjustment); provided that in no event may a holder of Series E Convertible Preferred Stock be entitled to vote a number of shares in excess of such holder’s Beneficial Ownership Limitation. Each share of Series E Convertible Preferred Stock is convertible at any time and from time to time, at the option of the holder, into that number of shares of common stock (subject to the Beneficial Ownership Limitation) determined by dividing the stated value of such share ($1,000) by the conversion price, which is $3.00 (subject to adjustment) (see adjustment below to $2.61). The Company shall not effect any conversion of the Series E Convertible Preferred Stock, and the holder shall not have the right to convert any portion of the Series E Convertible Preferred Stock, to the extent that after giving effect to the conversion sought by the holder such holder (together with such holder’s Attribution Parties (as defined in the Certificate of Designation)) would beneficially own more than 4.99% (or upon election by a holder, 19.99%) of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon such conversion (the “Beneficial Ownership Limitation”). All but one of the holders of the Series E Preferred Stock elected the 19.99% Beneficial Ownership Limitation.

The Company on March 27, 2023 entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an existing investor in the Company (the “Purchaser”). Pursuant to the Purchase Agreement, the Purchaser purchased 4,000 shares of a newly authorized Series E Convertible Preferred Stock at a price of $1,000 per share, and the Company received proceeds of $4,000,000. The Purchase Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.

The existing investor’s Purchase Agreement also provided that the Company would not, with certain exceptions, sell or issue common stock or Common Stock Equivalents (as defined in the Purchase Agreement) on or prior to December 31, 2023 that entitled any person to acquire shares of common stock at an effective price per share less than the then conversion price of the Series E Convertible Preferred Stock without the consent of the Purchaser.

On November 9, 2023, the Company entered into a Securities Purchase Agreement (the “November Purchase Agreement”) with an existing investor in the Company (the “Purchaser”). Pursuant to the Purchase Agreement, the Purchaser purchased 2,500 shares of Series E Convertible Preferred Stock, at a price of $1,000 per share, and the Company received proceeds of $2,500,000.

The November Purchase Agreement also provided that the Company would not, with certain exceptions, sell or issue common stock or Common Stock Equivalents (as defined in the November Purchase Agreement) on or prior to June 30, 2024 that entitled any person to acquire shares of common stock at an effective price per share less than the then conversion price of the Series E Convertible Preferred Stock, which was $3.00 per share, without the consent of the Purchasers. If the Company sold shares less than the then conversion price, with the consent of purchasers, then the Series E conversion price would be amended to that lower share price. This provision was not triggered as of June 30, 2024.

The Purchasers under the November Purchase Agreement also were the holders of the Company’s Series F Convertible Preferred Stock issued on August 1, 2023. The purchase agreement relating to the shares of Series F Convertible Preferred Stock required the consent of the holders in the event the Company were to issue common stock or rights to acquire common stock prior to December 31, 2023 at an effective price per share less than the then conversion price of the Series F Convertible Preferred Stock, which was $6.20 per share. As a result, on November 10, 2023 the Company and the holders of the Series F Convertible Preferred Stock entered into Exchange Agreements pursuant to which the holders of Series F Convertible Preferred Stock exchanged their 5,000 shares of Series F Convertible Preferred Stock for an equal number of shares of Series E Convertible Preferred Stock. As a result of the November Purchase Agreement and the Exchange Agreements, the Company issued a total of 7,500 shares of Series E Convertible Preferred Stock and the 5,000 shares of Series F Convertible Preferred Stock were cancelled.

On March 22, 2024 and March 28, 2024, the Company entered into Securities Purchase Agreements (the “Purchase Agreements”) with certain existing and other accredited investors (the “2024 Purchasers”). Pursuant to the Purchase Agreements, the 2024 Purchasers purchased an aggregate of 2,125 shares of Series E Convertible Preferred Stock, at a price in each case of $1,000 per share, and the Company received proceeds of $2,125,002. Those purchase agreements had similar price protections as the November Purchase Agreement but extended the price protection date to December 31, 2024, for all Series E holders.

On September 19, 2024, the conversion price was lowered to $2.61 from $3.00 per share based on the down-round protection provision triggered by the warrants induced exercise price of $2.61 per share. This will lead to the issuance of an additional 678,640 shares of common stock upon the conversion of the preferred shares.

In October 2024, 125 outstanding shares of the Series E Preferred Stock were converted into 47,892 shares of common stock.

In connection with such Purchase Agreements, the Company also entered into Registration Rights Agreements with the Purchasers. Pursuant to the Registration Rights Agreements, the Company filed with the SEC registration statements covering the resale by the Purchasers of the shares of common stock into which the shares of Series E Convertible Preferred Stock are convertible.

The Registration Rights Agreements contain customary representations, warranties, agreements and indemnification rights and obligations of the parties. The Registration Rights Agreements contain provisions for liquidated damages equal to 1% multiplied by the aggregate subscription amount paid, paid each month, in the event certain deadlines are missed.

As of March 31, 2025 and December 31, 2024, respectively, there were 13,500 and 13,500 shares of Series E Convertible Preferred Stock issued and outstanding.

Series F Convertible Preferred Stock

The Company's Board of Directors designated 5,000 shares as the Series F Convertible Preferred Stock. Each share of Series F Convertible Preferred Stock was convertible, at any time and from time to time, at the option of the holder, into that number of shares of common stock (subject to the beneficial ownership limitation described below) determined by dividing the stated value of such share ($1,000) by the conversion price, which is $6.20 (subject to adjustment) which equates to 161 common shares for each converted Series F Convertible Preferred Share. The Company, however, shall not effect any conversion of the Series F Convertible Preferred Stock, and the holder shall not have the right to convert any portion of the Series F Convertible Preferred Stock, to the extent that after giving effect to the conversion sought by the holder such holder (together with such holder’s Attribution Parties (as defined in the Certificate of Designation)) would beneficially own more than 4.99% (or upon election by a holder, 19.99%) of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon such conversion. The purchasers of the Series F Convertible Preferred Stock elected that their ownership limitation would be 19.99%.

The holders of the Series F Convertible Preferred Stock, the holders of the common stock and the holders of any other class or series of shares entitled to vote with the common stock shall vote together as one class on all matters submitted to a vote of shareholders of the Company. Each share of Series F Convertible Preferred Stock had 161 votes (subject to adjustment); provided that in no event may a holder of Series F Convertible Preferred Stock be entitled to vote a number of shares in excess of such holder’s ownership limitation.

On August 2, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an existing, accredited investor in the Company (the “Purchaser”). Pursuant to the Purchase Agreement, the Purchaser purchased 5,000 shares of a newly authorized Series F Convertible Preferred Stock (the “Series F Convertible Preferred Stock”), and the Company received proceeds of $5,000,000. The Purchase Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.

The Company also agreed that it would not, with certain exceptions, sell or issue common stock or Common Stock Equivalents (as defined in the Purchase Agreement relating to the Series F Convertible Preferred Stock) on or prior to December 31, 2023 that entitled any person to acquire shares of common stock at an effective price per share less than the then conversion price of the Series F Convertible Preferred Stock without the consent of the holders. As a result of that agreement, upon the issuance of 2,500 shares of Series E Convertible Preferred Stock (which had a conversion price of $3.00 per share) on November 10, 2023, the holders exchanged their 5,000 shares of Series F Preferred Stock for 5,000 shares of Series E Preferred Stock. All of the shares of Series F Convertible Preferred Stock thereupon were cancelled with 0 shares now outstanding.

As of March 31, 2025 and December 31, 2024, respectively, there were zero and zero shares of Series F Convertible Preferred Stock issued and outstanding.

Common stock issued

Three Months Ended March 31, 2025

Effective January 1, 2025, the Company’s executive leadership team was granted a total of 1,841,898 shares of restricted stock, subject to a three-year cliff vesting schedule, with an aggregate grant-date fair value of $11,014,544 based on a $5.98 price per share.

On February 5, 2025, a holder of our Series D Convertible Preferred Stock converted 300 shares of Series D Convertible Preferred Stock into 100,000 shares of Common Stock.

Effective March 26, 2025, the Company issued restricted stock awards to an employee for a total of 100,000 shares of restricted stock with 3-year cliff vesting with an aggregate grant-date fair value of $604,000 based on a $6.04 price per share.

On April 1, 2025, certain employees exercised stock options to acquire a total of 27,712 shares of the Company’s common stock, generating total gross proceeds of $107,925, incurring stock issuance cost of $375 and yielding net proceeds of $107,550. The exercises were made pursuant to the Company’s 2016 and 2021 Equity Incentive Plans and were conducted in accordance with the applicable terms of the plans and the individual award agreements.

During the three months ended March 31, 2025, the Company issued an aggregate of 633,683 shares of common stock at a weighted average price of $6.24 per share through its At-The-Market (ATM) offering program, generating total gross proceeds of $3,954,940 incurring stock issuance costs of $137,851 and yielding net proceeds of $3,817,089.

During the three months ended March 31, 2025, the Company issued 9,360 shares of common stock for payment of board fees to four directors in the amount of $50,000 for services to the board which was expensed during the three months ended March 31, 2025. The volume-weighted average price (VWAP) per share used to value the services is $5.34.

Three Months Ended March 31, 2024

During the three months ended March 31, 2024, the Company issued 8,655 shares of common stock for payment of board fees to four directors in the amount of $37,500 for services to the board which was expensed during the three months ended March 31, 2024. The volume-weighted average price (VWAP) per share used to value the services is $4.33.

Employee Stock Purchase Plan

In the fourth quarter of 2022, the board of directors adopted an Employee Stock Purchase Plan (“ESPP”) which was effective as of January 1, 2023 with a term of 10 years. The ESPP allows eligible employees to purchase shares of the Company's common stock at a discounted price, through payroll deductions from a minimum of 1% and up to 25% of their eligible compensation up to a maximum of $25,000 or the IRS allowable limit per calendar year. The Company’s Chief Financial Officer administers the ESPP in conjunction with approvals from the Company’s Compensation Committee, including with respect to the frequency and duration of offering periods, the maximum number of shares that an eligible employee may purchase during an offering period, and, subject to certain limitations set forth in the ESPP, the per-share purchase price. Currently, the maximum number of shares that can be purchased by an eligible employee under the ESPP is 10,000 shares per offering period and there are two six-month offering periods that begin in the first and third quarters of each fiscal year. The purchase price for one share of Common Stock under the ESPP is currently equal to 85% of the fair market value of one share of Common Stock on the first trading day of the offering period or the purchase date, whichever is lower (look-back feature). Although not required by the ESPP, all payroll deductions received or held by the Company under the ESPP are segregated and deemed as “restricted cash” until the completion of the offering period and redemption of the applicable shares and those withheld amounts are recorded as liabilities. The ESPP employee contribution for the three months ended March 31, 2025 is less than 2 % of total cash and is not deemed material, therefore it is not presented separately on the Balance Sheet as “restricted cash”. The maximum aggregate number of shares of the Common Stock that may be issued under the ESPP is 1,000,000 shares.

Under ASC 718-50 “Employee Share Purchase Plans” the plan is considered a compensatory plan and the compensation for each six-month offering period is computed based upon the grant date fair value of the estimated shares to be purchased based on the estimated payroll deduction withholdings. The grant date fair value was computed as the sum of (a) 15% purchase discount off of the grant date quoted trading price of the Company’s common stock and (b) the fair value of the look-back feature of the Company’s common stock on the grant date which consists of a call option on 85% of a share of common stock and a put option on 15% of a share of common stock.

As of March 31, 2025, the Company has an accrued liability of $51,781 included in accrued expenses of employee contributions for the ESPP which may convert to shares of common stock upon the close of the offering period open from January 1, 2025 to June 30, 2025. The liability is offset by restricted cash held by the Company in the same amount for employee contributions which the Company expects to convert to common stock upon closure of the offering period at June 30, 2025. Additionally, the Company recorded a stock-based expense associated with the ESPP for the three months ended March 31, 2025 of $21,644.

The Company computed the fair value of the look-back feature call and put options for January 1, 2025 to March 31, 2025 using a Black Scholes option pricing model using the following assumptions:

At March 31, 2025
Grant date share price	$5.64
Grant date exercise price	$4.79
Expected term	0.25 years
Expected volatility	74.1%
Risk-free rate	4.32%
Expected dividend rate	0%

During the offer period, the Company records stock-based compensation pro rata as an expense and a credit to additional paid-in capital. The following table discloses relevant information for the ESPP at March 31, 2025 and for three months then ended.

At March 31, 2025
Cash payment received from employee withholdings	$51,781
Cash from employee withholdings used to purchase shares under ESPP	—
Cash and ESPP employee withholding liability	$51,781

For the Three Months ended March 31, 2025
Cash from employee withholdings used to purchase ESPP shares	$—
Stock based compensation expense	21,644
Total increase to equity for three months ended March 31, 2025	$21,644

Stock-Based Compensation: Options, Warrants and Restricted Stock

Stock-based compensation expense recognized under ASC 718-10 for the three months ended March 31, 2025 and 2024, was $22,030 and $141,204, respectively, for stock options granted to employees. This expense is included in general and administration expenses in the unaudited consolidated statements of operations. Stock-based compensation expense recognized during the periods is based on the grant-date fair value of the portion of share-based payment awards that are ultimately expected to vest during the period. At March 31, 2025, the total compensation cost for stock options not yet recognized was $42,004. This cost will be recognized over the remaining vesting term of the options ranging from one year to two years.

Stock-based compensation expense recognized under ASC 718-10 for the three months ended March 31, 2025 and 2024, was $951,973 and $0, respectively, for shares of restricted stock granted to employees. During the three months ended March 31, 2025, the Company granted a total of 1,961,898 shares of restricted stock with an aggregate grant-date fair value of $11,738,150, computed as 1,861,898 shares at $5.98 per share and 100,000 shares at $6.04 per share. This expense is included in selling, general and administration expenses in the unaudited consolidated statements of operations. Stock-based compensation expense recognized during the periods is based on the grant-date fair value of the restricted stock units that are ultimately expected to vest. At March 31, 2025, the total compensation cost for restricted stock not yet recognized was $10,786,171. This cost will be recognized over the remaining vesting term of the restricted stock ranging from nine months to 3 years.

On May 12, 2021, the Board adopted the 2021 Equity Incentive Plan (the “2021 Plan”) providing for the issuance of up to 1,000,000 shares of our common stock. The purpose of the 2021 Plan is to assist the Company in attracting and retaining key employees, directors and consultants and to provide incentives to such individuals to align their interests with those of our shareholders. During the third quarter of 2021, the shareholders approved the issuance of up to one million shares or share equivalents pursuant to the 2021 Plan. The Company filed an S-8 registration statement in concert with the 2021 Plan which was deemed effective on August 5, 2021. The plan covers a period of ten years. On August 6, 2024, the Board adopted an amendment to the 2021 Plan increasing the number of shares or share equivalents issuable pursuant to the 2021 Plan to 2,500,000 and beginning as of February 1, 2025, and for each February 1st thereafter, to the greater of 2,500,000 or a number of shares based on a formula tied to the Company’s fully diluted common equivalent share capitalization, excluding warrants and options. The amendment was approved by shareholders on September 30, 2024.

As of March 31, 2025, and December 31, 2024, options to purchase a total of 475,368 (net of forfeitures) shares of common stock and 606,452 shares of common stock were outstanding, respectively. At March 31, 2025, 324,246 options were exercisable. Of the total options issued, zero and 131,084 options were outstanding under the 2016 Equity Incentive Plan, 385,368 and 385,368 were outstanding under the 2021 Plan and a further 90,000 and 90,000 non-plan options to purchase common stock were outstanding as of March 31, 2025 and December 31, 2024, respectively. The non-plan options were granted to four executives as hiring incentives, including the Company’s CEO in the fourth quarter of 2020.

	Number of Options	Weighted Average Exercise Price	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	1,387,775	$5.23	3.0	$—
Granted	—	$—	—	$—
Forfeited	(781,323)	$5.17	—	$—
Outstanding at December 31, 2024	606,452	$5.29	2.0	$514,394
Exercisable at December 31, 2024	442,445	$5.50	1.6	$296,145

Outstanding at December 31, 2024	606,452	$5.29	2.0	$514,394
Granted	—	$—	—	$—
Exercised/Forfeited/Expired	131,084	$5.39	—	$—
Outstanding at March 31, 2025	475,368	$5.27	2.3	$351,353
Exercisable at March 31, 2025	324,246	$5.76	1.9	$100,465

 Warrants

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	44,644	$7.70	0.7	$—
Warrants expired, forfeited, cancelled or exercised	(344,644)	$—	—	$—
Warrants issued	300,000	$3.00	—	$—
Outstanding at December 31, 2024	—	$—	—	$—
Exercisable at December 31, 2024	—	$—	—	$—

Outstanding at December 31, 2024	—	$—	—	$—
Warrants issued	—	$—	—	$—
Warrants expired, forfeited, cancelled or exercised	—	$—	—	$—
Outstanding at March 31, 2025	—	$—	—	$—
Exercisable at March 31, 2025	—	$—	—	$—

NOTE 14 – STOCKHOLDERS’ EQUITY

2016 Equity Plan

We maintained the 2016 Equity Incentive Plan (the “2016 Plan”) for employees, officers, directors and other entities and individuals whose efforts contribute to our success. The 2016 Plan terminated pursuant to its terms on December 31, 2020, although all outstanding awards on such date continue in full force and effect.

2021 Equity Plan

On May 12, 2021, the Board adopted, with shareholder approval as of July 15, 2021, the 2021 Equity Incentive Plan (the “2021 Plan”) providing for the issuance of up to 1,000,000 shares of our Common Stock. On September 30, 2024, the shareholders approved an increase in the shares of Common Stock available under the 2021 Plan to 2,500,000 and beginning as of February 1, 2025, and for each February 1st thereafter to the greater of 2,500,000 or a number of shares based on a formula tied to the Company’s fully diluted common equivalent share capitalization, excluding warrants and options. The purpose of the 2021 Plan is to assist the Company in attracting and retaining key employees, directors and consultants and to provide incentives to such individuals to align their interests with those of our shareholders.

General Description of the 2021 Plan

The following is a summary of the material provisions of the 2021 Plan and is qualified in its entirety by reference to the complete text of the 2021 Plan, which you are encouraged to read in full.

Administration

The 2021 Plan is administered by the Compensation Committee of the Board, which consists of three members of the Board, each of whom is a “non-employee director” within the meaning of Rule 16b-3 promulgated under the Exchange Act and an “outside director” within the meaning of Code Section 162(m). Among other things, the Compensation Committee has complete discretion, subject to the express limits of the 2021 Plan, to determine the directors, employees and nonemployee consultants to be granted an award, the type of award to be granted, the terms and conditions of the award, the form of payment to be made and/or the number of shares of Common Stock subject to each award, the exercise price of each option and base price of each stock appreciation right (“SAR”), the term of each award, the vesting schedule for an award, whether to accelerate vesting, the value of the Common Stock underlying the award, and the required withholding, if any. The Compensation Committee may amend, modify or terminate any outstanding award, provided that the participant’s consent to such action is required if the action would impair the participant’s rights or entitlements with respect to that award. The Compensation Committee is also authorized to construe the award agreements and may prescribe rules relating to the 2021 Plan. Notwithstanding the foregoing, the Compensation Committee does not have any authority to grant or modify an award under the 2021 Plan with terms or conditions that would cause the grant, vesting or exercise thereof to be considered nonqualified “deferred compensation” subject to Code Section 409A.

Grant of Awards; Shares Available for Awards

The 2021 Plan provides for the grant of stock options, SARs, performance share awards, performance unit awards, distribution equivalent right awards, restricted stock awards, restricted stock unit awards and unrestricted stock awards to non-employee directors, officers, employees and nonemployee consultants of the Company or its affiliates. We had reserved a total of 1,000,000 shares of Common Stock for issuance as or under awards to be made under the 2021 Plan. In accordance with shareholder approval received at the meeting held on September 30, 2024, the total reserved shares as of February 1, 2025 amount to 2,905,334, calculated using a formula based on the Company’s fully diluted common equivalent share capitalization, excluding warrants and options. If any award expires, is cancelled, or terminates unexercised or is forfeited, the number of shares subject thereto is again available for grant under the 2021 Plan.

Stock Options

The 2021 Plan provides for either “incentive stock options” (“ISOs”), which are intended to meet the requirements for special federal income tax treatment under the Code, or “nonqualified stock options” (“NQSOs”). On May 12, 2021, the 2021 Plan was approved by the board of directors and by the shareholders on July 15, 2021. Stock options may be granted on such terms and conditions as the Compensation Committee may determine; provided, however, that the per share exercise price under a stock option may not be less than the fair market value of a share of the Company’s Common Stock on the date of grant and the term of the stock option may not exceed 10 years (110% of such value and five years in the case of an ISO granted to an employee who owns (or is deemed to own) more than 10% of the total combined voting power of all classes of capital stock of the Company or a parent or subsidiary of the Company). ISOs may only be granted to employees. In addition, the aggregate fair market value of our Common Stock covered by one or more ISOs (determined at the time of grant) which are exercisable for the first time by an employee during any calendar year may not exceed $100,000. Any excess is treated as a NQSO.

Stock Appreciation Rights

An SAR entitles the participant, upon exercise, to receive an amount, in cash or stock or a combination thereof, equal to the increase in the fair market value of the underlying Common Stock between the date of grant and the date of exercise. SARs may be granted in tandem with, or independently of, stock options granted under the 2021 Plan. An SAR granted in tandem with a stock option (i) is exercisable only at such times, and to the extent, that the related stock option is exercisable in accordance with the procedure for exercise of the related stock option; (ii) terminates upon termination or exercise of the related stock option (likewise, the Common Stock option granted in tandem with an SAR terminates upon exercise of the SAR); (iii) is transferable only with the related stock option; and (iv) if the related stock option is an ISO, may be exercised only when the value of the stock subject to the stock option exceeds the exercise price of the stock option. An SAR that is not granted in tandem with a stock option is exercisable at such times as the Compensation Committee may specify.

Performance Share and Performance Unit Awards

Performance share and performance unit awards entitle the participant to receive cash or shares of our Common Stock upon the attainment of specified performance goals. In the case of performance units, the right to acquire the units is denominated in cash values.

Restricted Stock Awards and Restricted Stock Unit Awards

A restricted stock award is a grant or sale of Common Stock to the participant, subject to our right to repurchase all or part of the shares at their purchase price (or to require forfeiture of such shares if issued to the participant at no cost) in the event that conditions specified by the Compensation Committee in the award are not satisfied prior to the end of the time period during which the shares subject to the award may be repurchased by or forfeited to us. Our restricted stock unit entitles the participant to receive a cash payment equal to the fair market value of a share of Common Stock for each restricted stock unit subject to such restricted stock unit award, if the participant satisfies the applicable vesting requirement.

Unrestricted Stock Awards

An unrestricted stock award is a grant or sale of shares of our Common Stock to the participant that is not subject to transfer, forfeiture or other restrictions, in consideration for past services rendered to the Company or an affiliate or for other valid consideration.

Amendment and Termination

The Compensation Committee may adopt, amend and rescind rules relating to the administration of the 2021 Plan, and amend, suspend or terminate the 2021 Plan, but no such amendment, rescission, suspension or termination will be made that materially and adversely impairs the rights of any participant with respect to any award received thereby under the 2021 Plan without the participant’s consent, other than amendments that are necessary to permit the granting of awards in compliance with applicable laws.

Series B Convertible Preferred Stock

The following summary of certain terms and provisions of our Series B Convertible Preferred Stock (the “Series B Convertible Preferred Stock”) is subject to, and qualified in its entirety by reference to, the terms and provisions set forth in our certificate of designation of preferences, rights and limitations of Series B Convertible Preferred Stock (the “Series B Convertible Preferred Certificate of Designation”) as previously filed. Subject to the limitations prescribed by our articles of incorporation, our board of directors is authorized to establish the number of shares constituting each series of preferred stock and to fix the designations, powers, preferences, and rights of the shares of each of those series and the qualifications, limitations and restrictions of each of those series, all without any further vote or action by our stockholders. Our board of directors designated 15,000 of the 10,000,000 authorized shares of preferred stock as Series B Convertible Preferred Stock with a stated value of $1,000 per share. The shares of Series B Convertible Preferred Stock were validly issued, fully paid and non-assessable.

Each share of Series B Convertible Preferred Stock was convertible at any time at the holder’s option into a number of shares of common stock equal to $1,000 divided by the conversion price of $7.00 per share. Notwithstanding the foregoing, we could not effect any conversion of Series B Convertible Preferred Stock, with certain exceptions, to the extent that, after giving effect to an attempted conversion, the holder of shares of Series B Convertible Preferred Stock (together with such holder’s affiliates, and any persons acting as a group together with such holder or any of such holder’s affiliates) would beneficially own a number of shares of our common stock in excess of 4.99% (or, at the election of the purchaser, 9.99%) of the shares of our common stock then outstanding after giving effect to such conversion. The Series B Convertible Preferred Certificate of Designation does not prohibit the Company from waiving this limitation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders would be entitled to participate on an as-converted-to-common stock basis (without giving effect to the Beneficial Ownership Limitation) with holders of the common stock in any distribution of assets of the Company to the holders of the common stock. As of December 31, 2024 and December 31, 2023, respectively, there are zero and zero shares of Series B Convertible Preferred Stock issued and outstanding.

Series C Convertible Preferred Stock

The Company’s Board of Directors designated 5,000 shares as the Series C Convertible Preferred Stock (the “Series C Convertible Preferred Stock”). Each share of the Series C Convertible Preferred Stock had a stated value of $1,000. The holders of the Series C Convertible Preferred Stock, the holders of the common stock and the holders of any other class or series of shares entitled to vote with the common stock shall vote together as one class on all matters submitted to a vote of shareholders of the Company. Each share of Series C Convertible Preferred Stock had 172 votes (subject to adjustment); provided that in no event may a holder of Series C Convertible Preferred Stock be entitled to vote a number of shares in excess of such holder’s Beneficial Ownership Limitation (as defined in the Certificate of Designation and as described below). Each share of Series C Convertible Preferred Stock was convertible, at any time and from time to time, at the option of the holder, into that number of shares of common stock (subject to the Beneficial Ownership Limitation) determined by dividing the stated value of such share ($1,000) by the conversion price, which is $5.50 (subject to adjustment). The Company shall not effect any conversion of the Series C Convertible Preferred Stock, and a holder shall not have the right to convert any portion of the Series C Convertible Preferred Stock, to the extent that after giving effect to the conversion sought by the holder such holder (together with such holder’s Attribution Parties (as defined in the Certificate of Designation)) would beneficially own more than 4.99% (or upon election by a holder, 19.99%) of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon such conversion (the “Beneficial Ownership Limitation”). All holders of the Series C Preferred Stock elected the 19.99% Beneficial Ownership Limitation. As of December 31, 2024 and December 31, 2023, respectively, there are zero and zero shares of Series C Convertible Preferred Stock issued and outstanding.

Series D Convertible Preferred Stock

On September 28, 2022, the Company amended its articles of incorporation to designate 4,000 shares as the Series D Convertible Preferred Stock (the “Series D Convertible Preferred Stock”). Each share of the Series D Convertible Preferred Stock has a stated value of $1,000. The holders of the Series D Convertible Preferred Stock, the holders of the common stock and the holders of any other class or series of shares entitled to vote with the common stock shall vote together as one class on all matters submitted to a vote of shareholders of the Company. Each share of Series D Convertible Preferred Stock has 333 votes (subject to standard anti-dilution adjustment); provided that in no event may a holder of Series D Convertible Preferred Stock be entitled to vote a number of shares in excess of such holder’s Beneficial Ownership Limitation (as defined in the Certificate of Designation and as described below). Each share of Series D Convertible Preferred Stock is convertible, at any time and from time to time, at the option of the holder, into that number of shares of common stock (subject to the Beneficial Ownership Limitation) determined by dividing the stated value of such share ($1,000) by the conversion price, which is $3.00 (subject to adjustment to $2.61). The Company shall not effect any conversion of the Series D Convertible Preferred Stock, and a holder shall not have the right to convert any portion of the Series D Convertible Preferred Stock, to the extent that after giving effect to the conversion sought by the holder such holder (together with such holder’s Attribution Parties (as defined in the Certificate of Designation)) would beneficially own more than 4.99% (or upon election by a holder, 19.99%) of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon such conversion (the “Beneficial Ownership Limitation”). All but one of the holders of the Series D Preferred Stock elected the 19.99% Beneficial Ownership Limitation. The Company shall reserve and keep available out of its authorized and unissued Common Stock, solely for the issuance upon the conversion of the Series D Convertible Preferred Stock, such a number of shares of Common Stock as shall from time to time be issuable upon the conversion of all of the shares of the Series D Convertible Preferred Stock then outstanding. Additionally, the Series D Convertible Preferred Stock does not have the right to dividends and in the event of an involuntary liquidation, the Series D shares shall be treated as a pro rata equivalent of common stock outstanding at the date of the liquidation event and have no liquidation preference.

On September 30, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain existing investors in the Company (the “Purchasers”). Pursuant to the Purchase Agreement, the Purchasers purchased 999 shares of the newly authorized Series D Convertible Preferred Stock, and the Company received proceeds of $999,000. The Purchase Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties. On October 29, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a certain existing investor in the Company (the “Purchaser”). Pursuant to the Purchase Agreement, the Purchaser purchased 300 shares of the newly authorized Series D Convertible Preferred Stock, and the Company received proceeds of $300,000. The Purchase Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.

At the Annual Meeting on May 16, 2023, the stockholders approved the convertibility of the Series D Preferred Stock into common stock.

On March 22, 2024, March 28, 2024, and April 3, 2024, the Company entered into Securities Purchase Agreements (the “Purchase Agreements”) with certain existing and other accredited investors (the “2024 Purchasers”). Pursuant to the Purchase Agreements, the 2024 Purchasers purchased an aggregate of 870 shares of Series D Preferred Stock, at a price of $1,000 per share, and the Company received proceeds of $870,000.

In connection with such Purchase Agreements, the Company entered into Registration Rights Agreements and filed registration statements with the SEC covering the resale by the Purchasers of the shares of common stock into which the shares of Series D Convertible Preferred Stock are convertible. The Registration Rights Agreements contain customary representations, warranties, agreements and indemnification rights and obligations of the parties.

The Registration Rights Agreements contain provisions for liquidated damages equal to 1% multiplied by the aggregate subscription amount paid, paid each month, in the event certain deadlines are missed.

In April, May, July and October of 2024, 870 outstanding shares of Series D Convertible Preferred Stock were converted into 290,002 shares of common stock. As of December 31, 2024, and 2023, there were 1,299 and 1,299 shares of Series D Convertible Preferred Stock issued and outstanding, respectively.

Series E Convertible Preferred Stock

The Company’s Board of Directors has designated 30,000 shares as the Series E Convertible Preferred Stock (the “Series E Convertible Preferred Stock”). Each share of the Series E Convertible Preferred Stock has a stated value of $1,000. The holders of the Series E Convertible Preferred Stock, the holders of the common stock and the holders of any other class or series of shares entitled to vote with the common stock shall vote as one class on all matters submitted to a vote of shareholders of the Company. Each share of Series E Convertible Preferred Stock has 333 votes (subject to adjustment); provided that in no event may a holder of Series E Convertible Preferred Stock be entitled to vote a number of shares in excess of such holder’s Beneficial Ownership Limitation. Each share of Series E Convertible Preferred Stock is convertible at any time and from time to time, at the option of the holder, into that number of shares of common stock (subject to the Beneficial Ownership Limitation) determined by dividing the stated value of such share ($1,000) by the conversion price, which was $3.00 (subject to adjustment) (see adjustment below to $2.61). The Company shall not effect any conversion of the Series E Convertible Preferred Stock, and the holder shall not have the right to convert any portion of the Series E Convertible Preferred Stock, to the extent that after giving effect to the conversion sought by the holder such holder (together with such holder’s Attribution Parties (as defined in the Certificate of Designation)) would beneficially own more than 4.99% (or upon election by a holder, 19.99%) of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon such conversion (the “Beneficial Ownership Limitation”). All but one of the holders of the Series E Preferred Stock elected the 19.99% Beneficial Ownership Limitation.

The Company on March 27, 2023 entered into a Securities Purchase Agreement (the “Purchase Agreement”) with existing investors in the Company (the “Purchasers”). Pursuant to the Purchase Agreement, the Purchasers purchased 4,000 shares of a newly authorized Series E Convertible Preferred Stock at a price of $1,000 per share, and the Company received proceeds of $4,000,000. The Purchase Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.

The existing investors’ Purchase Agreement also provided that the Company would not, with certain exceptions, sell or issue common stock or Common Stock Equivalents (as defined in the Purchase Agreement) on or prior to December 31, 2023 that entitled any person to acquire shares of common stock at an effective price per share less than the then conversion price of the Series E Convertible Preferred Stock without the consent of the Purchaser.

On November 9, 2023, the Company entered into a Securities Purchase Agreement (the “November Purchase Agreement”) with existing investors in the Company (the “Purchasers”). Pursuant to the Purchase Agreement, the Purchasers purchased 2,500 shares of Series E Convertible Preferred Stock, at a price of $1,000 per share, and the Company received proceeds of $2,500,000.

The November Purchase Agreement also provided that the Company would not, with certain exceptions, sell or issue common stock or Common Stock Equivalents (as defined in the November Purchase Agreement) on or prior to June 30, 2024 that entitled any person to acquire shares of common stock at an effective price per share less than the then conversion price of the Series E Convertible Preferred Stock (which was $3.00 per share) without the consent of the Purchasers. If the Company sold shares less than the conversion price, with the consent of purchasers, then the Series E conversion price would be amended to that lower share price. This provision had not been triggered as of June 30, 2024.

The Purchasers under the November Purchase Agreement also were the holders of the Company’s Series F Convertible Preferred Stock issued on August 1, 2023. The purchase agreement relating to the shares of Series F Convertible Preferred Stock required the consent of the holders in the event the Company were to issue common stock or rights to acquire common stock prior to December 31, 2023 at an effective price per share less than the then conversion price of the Series F Convertible Preferred Stock, which was $6.20 per share. As a result, on November 10, 2023 the Company and the holders of the Series F Convertible Preferred Stock entered into Exchange Agreements pursuant to which the holders of Series F Convertible Preferred Stock exchanged their 5,000 shares of Series F Convertible Preferred Stock for an equal number of shares of Series E Convertible Preferred Stock. As a result of the November Purchase Agreement and the Exchange Agreements, the Company issued a total of 7,500 shares of Series E Convertible Preferred Stock and the 5,000 shares of Series F Convertible Preferred Stock were cancelled.

On March 22, 2024 and March 28, 2024, the Company entered into Securities Purchase Agreements (the “Purchase Agreements”) with certain existing and other accredited investors (the “2024 Purchasers”). Pursuant to the Purchase Agreements, the 2024 Purchasers purchased an aggregate of 2,125 shares of Series E Convertible Preferred Stock, at a price in each case of $1,000 per share, and the Company received proceeds of $2,125,002. Those purchase agreements had similar price protections as the November Purchase Agreement but extended the price protection date to December 31, 2024, for all Series E holders.

On September 19, 2024, the conversion rate of the Series E Convertible Preferred Stock was lowered to $2.61 from $3.00 per share based on the down round protection provision triggered by the warrants induced exercise price of $2.61 per share. This will lead to the issuance of an additional 678,640 shares of common stock upon the conversion of the preferred shares.

In October of 2024, 125 outstanding shares of the Series E Convertible Preferred Stock were converted into 47,892 shares of common stock. As of December 31, 2024, and December 31, 2023, respectively, there were 13,500 and 11,500 shares of Series E Convertible Preferred Stock issued and outstanding.

In connection with such Purchase Agreements, the Company also entered into Registration Rights Agreements with the Purchasers. Pursuant to the Registration Rights Agreements, the Company filed with the SEC registration statements covering the resale by the Purchasers of the shares of common stock into which the shares of Series E Convertible Preferred Stock are convertible.

The Registration Rights Agreements contain customary representations, warranties, agreements and indemnification rights and obligations of the parties. The Registration Rights Agreements contain provisions for liquidated damages equal to 1% multiplied by the aggregate subscription amount paid, paid each month, in the event certain deadlines are missed.

Series F Convertible Preferred Stock

The Company's Board of Directors designated 5,000 shares as the Series F Preferred Stock. Each share of Series F Preferred Stock was convertible, at any time and from time to time, at the option of the holder, into that number of shares of common stock (subject to the beneficial ownership limitation described below) determined by dividing the stated value of such share ($1,000) by the conversion price, which is $6.20 (subject to adjustment) which equates to 161 common shares for each converted Series F preferred share. The Company, however, shall not effect any conversion of the Series F Preferred Stock, and the holder shall not have the right to convert any portion of the Series F Preferred Stock, to the extent that after giving effect to the conversion sought by the holder such holder (together with such holder’s Attribution Parties (as defined in the Certificate of Designation)) would beneficially own more than 4.99% (or upon election by a holder, 19.99%) of the number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon such conversion. The purchasers of the Series F Preferred Stock elected that their ownership limitation would be 19.99%.

The holders of the Series F Preferred Stock, the holders of the common stock and the holders of any other class or series of shares entitled to vote with the common stock shall vote together as one class on all matters submitted to a vote of shareholders of the Company. Each share of Series F Preferred Stock had 161 votes (subject to adjustment); provided that in no event may a holder of Series F Preferred Stock be entitled to vote a number of shares in excess of such holder’s ownership limitation.

On August 2, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with existing, accredited investors in the Company (the “Purchasers”). Pursuant to the Purchase Agreement, the Purchasers purchased 5,000 shares of a newly authorized Series F Convertible Preferred Stock (the “Series F Convertible Preferred Stock”), and the Company received proceeds of $5,000,000. The Purchase Agreement contains customary representations, warranties, agreements and indemnification rights and obligations of the parties.

The Company also agreed that it would not, with certain exceptions, sell or issue common stock or Common Stock Equivalents (as defined in the Purchase Agreement relating to the Series F Preferred Stock) on or prior to December 31, 2023 that entitled any person to acquire shares of common stock at an effective price per share less than the then conversion price of the Series F Preferred Stock without the consent of the holders. As a result of that agreement, upon the issuance of 2,500 shares of Series E Preferred Stock (which had a conversion price of $3.00 per share) on November 10, 2023, the holders exchanged their 5,000 shares of Series F Preferred Stock for 5,000 shares of Series E Preferred Stock. All of the shares of Series F Preferred Stock thereupon were cancelled with zero shares now outstanding.

As of December 31, 2024, and December 31, 2023, respectively, there were zero and zero shares of Series F Convertible Preferred Stock issued and outstanding.

Common stock issued

2024 Transactions

During the three months ended March 31, 2024, the Company issued 8,655 shares of common stock for payment of board fees to four directors in the amount of $37,500 for services to the board which was expensed during the three months ended March 31, 2024. The volume-weighted average price (VWAP) per share used to value the services is $4.33.

On April 23, 2024, two shareholders converted 147 and 78 for a total of 225 shares of Series D Convertible Preferred Stock collectively with a stated value of $225,000 with a conversion price of $3.00 per common share resulting in the issuance of 49,000 and 26,000 shares of the Company’s common stock.

On April 30, 2024, two shareholders converted 100 and 250 for a total of 350 shares of Series D Convertible Preferred Stock collectively with a stated value of $350,000 with a conversion price of $3.00 per common share resulting in the issuance of 33,334 and 83,334 shares of the Company’s common stock.

On May 7, 2024, a shareholder converted 75 shares of Series D Convertible Preferred Stock with a stated value of $75,000 with a conversion price of $3.00 per common share resulting in the issuance of 25,000 shares of the Company’s common stock.

On May 17, 2024, the Company entered into an At-the-Market Issuance Sales Agreement (the “Sales Agreement”) with Ascendiant Capital Markets, LLC, as sales agent (the “Agent”) providing for the sale by the Company of shares of our common stock, having an aggregate offering price of up to $7,500,000 from time to time through the Agent in connection with an “at-the-market” equity offering program (the “ATM Offering”) as defined in Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”).

On May 17, 2024, the Company filed a prospectus supplement with the Securities and Exchange Commission (“SEC”) relating to the offer and sale of up to $7,500,000 of common stock in the ATM Offering.

During the three months ended June 30, 2024, the Company issued an aggregate of 38,530 shares of common stock through its At-The-Market (ATM) offering program, generating total net proceeds of $115,563.

During the three months ended June 30, 2024, the Company issued 15,041 shares of common stock for payment of board fees to four directors in the amount of $42,500 for services to the board which was expensed during the three months ended June 30, 2024. The volume-weighted average price (VWAP) per share used to value the services is $2.83.

On June 30, 2024, the Company issued 38,041 shares of common stock to employees participating in the Company’s Employee Stock Purchase Plan at the end of a six-month offering period. The employee contributions totaled $87,348 for the six months ended June 30, 2024 which represented a purchase price of approximately $2.30 per share and stock based compensation of $40,588 was recognized. The purchase price for one share of Common Stock under the ESPP is equal to 85% of the fair market value of one share of Common Stock on the first trading day of the offering period or the purchase date, whichever is lower (see below).

On July 5, 2024, a shareholder converted 120 shares of Series D Convertible Preferred Stock with a stated value of $120,000 with a conversion price of $3.00 per common share resulting in the issuance of 40,000 shares of the Company’s common stock.

On September 19, 2024, the Company issued an aggregate of 344,644 shares of common stock, upon the exercise by 21 April Fund LP and 21 April Fund Ltd. (collectively, the “21 April Entities”) of warrants to purchase 104,647 and 239,997 shares of Common Stock, respectively. In connection with such exercise, the Company and the 21 April Entities agreed to reduce the exercise price of the warrants to $2.61 per share, and to remove any “blocker” or similar provisions in the warrants. The Company received $899,521 upon the exercise.

During the three months ended September 30, 2024, the Company issued 14,433 shares of common stock for payment of board fees to four directors in the amount of $42,500 for services to the board which was expensed during the three months ended September 30, 2024. The volume-weighted average price (VWAP) per share used to value the services is $2.95.

During the three months ended September 30, 2024, the Company issued an aggregate of 28,514 shares of common stock through its At-The-Market (ATM) offering program, generating total net proceeds of $81,448.

On October 2, 2024, two holders of Series E Preferred stock converted an aggregate of 52 shares of Series E Preferred Stock into 19,922 shares of common stock.

On October 8, 2024, two holders of Series E Preferred Stock converted an aggregate of 73 shares of Series E Preferred Stock into 27,970 shares of common stock.

On October 24, 2024, a holder of Series D Preferred Stock converted 100 shares of Series D Preferred Stock into 33,334 shares of common stock.

On December 31, 2024, the Company issued 31,366 shares of common stock to employees participating in the Company’s Employee Stock Purchase Plan at the end of a six-month offering period. The employee contributions totaled $78,917 for the six months ended December 31, 2024 which represented a purchase price of approximately $2.52 per share and stock based compensation of $42,238 was recognized. The purchase price for one share of Common Stock under the ESPP is equal to 85% of the fair market value of one share of Common Stock on the first trading day of the offering period or the purchase date, whichever is lower (see below).

During the three months ended December 31, 2024, the Company issued 7,182 shares of common stock for payment of board fees to four directors in the amount of $42,500 for services to the board which was expensed during the three months ended December 31, 2024. The volume-weighted average price (VWAP) per share used to value the services is $5.92.

During the three months ended December 31, 2024, the Company issued an aggregate of 751,613 shares of common stock through its At-The-Market (ATM) offering program, generating total gross proceeds of approximately $3,347,678.

2023 Transactions

During the three months ended March 31, 2023, the Company issued 12,463 shares of common stock for payment of board fees to three directors in the amount of $32,500 for services to the board which was expensed during the three months ended March 31, 2023. The volume-weighted average price (VWAP) per share used to value the services is $2.61.

During the three months ended June 30, 2023, the Company issued 5,645 shares of common stock for payment of board fees to three directors in the amount of $32,500 for services to the board which was expensed during the three months ended June 30, 2023. The volume-weighted average price (VWAP) per share used to value the services is $5.76.

On June 30, 2023, the Company issued 65,561 shares of common stock to employees participating in the Company’s Employee Stock Purchase Plan at the end of a six-month offering period. The employee contributions totaled $117,048 for the six months ended June 30, 2023 and represented a purchase price of $1.79 per share and stock based compensation of $66,217 was recognized. The purchase price for one share of Common Stock under the ESPP is equal to 85% of the fair market value of one share of Common Stock on the first trading day of the offering period or the purchase date, whichever is lower (see below).

During the three months ended September 30, 2023, the Company issued 7,910 shares of common stock for payment of board fees to four directors in the amount of $40,565 for services to the board which was expensed during the three months ended September 30, 2023. The volume-weighted average price (VWAP) per share used to value the services is $5.13

During the three months ended December 31, 2023, the Company issued 12,231 shares of common stock for payment of board fees to four directors in the amount of $37,500 for services to the board which was expensed during the three months ended December 31, 2023. The volume-weighted average price (VWAP) per share used to value the services is $3.06

On December 29, 2023, the Company issued 45,977 shares of common stock to employees participating in the Company’s Employee Stock Purchase Plan at the end of a six-month offering period. The employee contributions totaled $113,352 for the six months ended December 29, 2023 and represented a purchase price of $2.47 per share and stock based compensation of $70,434 was recognized. The purchase price for one share of Common Stock under the ESPP is equal to 85% of the fair market value of one share of Common Stock on the first trading day of the offering period or the purchase date, whichever is lower (see below).

Employee Stock Purchase Plan

In the fourth quarter of 2022, the board of directors adopted an Employee Stock Purchase Plan (“ESPP”) which, was effective as of January 1, 2023 with a term of 10 years. The ESPP allows eligible employees to purchase shares of the Company's common stock at a discounted price, through payroll deductions from a minimum of 1% and up to 25% of their eligible compensation up to a maximum of $25,000 or the IRS allowable limit per calendar year. The Company’s Chief Financial Officer administers the ESPP in conjunction with approvals from the Company’s Compensation Committee, including with respect to the frequency and duration of offering periods, the maximum number of shares that an eligible employee may purchase during an offering period, and, subject to certain limitations set forth in the ESPP, the per-share purchase price. Currently, the maximum number of shares that can be purchased by an eligible employee under the ESPP is 10,000 shares per offering period and there are two six-month offering periods that begin in the first and third quarters of each fiscal year. The purchase price for one share of Common Stock under the ESPP is currently equal to 85% of the fair market value of one share of Common Stock on the first trading day of the offering period or the purchase date, whichever is lower (look-back feature). Although not required by the ESPP, all payroll deductions received or held by the Company under the ESPP are segregated and deemed as “restricted cash” until the completion of the offering period and redemption of the applicable shares and those withheld amounts are recorded as liabilities. The maximum aggregate number of shares of the Common Stock that may be issued under the ESPP is 1,000,000 shares.

Under ASC 718-50 “Employee Share Purchase Plans” the plan is considered a compensatory plan and the compensation for each six-month offering period is computed based upon the grant date fair value of the estimated shares to be purchased based on the estimated payroll deduction withholdings. The grant date fair value was computed as the sum of (a) 15% purchase discount off of the grant date quoted trading price of the Company’s common stock and (b) the fair value of the look-back feature of the Company’s common stock on the grant date which consists of a call option on 85% of a share of common stock and a put option on 15% of a share of common stock.

In the year ended December 31, 2024, the Company issued an aggregate of 69,407 shares of common stock related to two transactions. For the six months ended June 30, 2024, the employee contributions for the first ESPP tranche totaled $87,348 and represented a purchase price of $2.30 per share for 38,041 shares. For the six-month period beginning July 1, 2024 and ending December 31, 2024 the employee contributions for the second ESPP tranche totaled $78,917 and represented a purchase price of $2.52 per share for 31,366 shares.

In the year ended December 31, 2023, the Company issued an aggregate of 111,538 shares of common stock related to two transactions. For the six months ended June 30, 2023, the employee contributions for the first ESPP tranche totaled $117,048 and represented a purchase price of $1.79 per share for 65,561 shares. For the six-month period beginning July 1, 2023 and ending December 31, 2023 the employee contributions for the second ESPP tranche totaled $113,352 and represented a purchase price of $2.47 per share for 45,977 shares.

Stock-Based Compensation

Stock-based compensation expense recognized under ASC 718-10 for the years ended December 31, 2024 and 2023, was $26,154 and $573,441, respectively, for stock options granted to employees and directors. This expense is included in selling, general and administrative expenses in the consolidated statements of operations. Stock-based compensation expense recognized during the periods is based on the grant date fair value of the portion of share-based payment awards that is ultimately expected to vest during the period. At December 31, 2024, the total compensation cost for stock options that was not yet recognized was $64,034. This cost will be recognized over the remaining vesting term of the options ranging from 7 months to 1.0 year.

Treasury Stock

In August 2016, the Company’s Board of Directors approved a new class of Preferred Stock, “Series A”. For shareholders who invested in previous private placements, the Company was offering on a case-by-case basis, the ability to convert the existing amount invested into an equivalent amount in the Series A on the condition that they invest an equivalent additional amount in the Series A. In December of 2017, the Company redeemed all of the Series A and continues to hold 235 shares purchased for $148,000 as a part of the original transaction. In December 2018, the Company entered into an agreement with two shareholders to purchase shares from them at fair market value. The Company purchased 84 shares at $7.00 per shares and 140 shares at $6.30 per share. In 2019, the Company entered into an agreement with two shareholders to purchase shares from them at fair market value. The Company purchased 115 shares at $10.08 per share and 753 shares at $9.09 per share. Accordingly, as of December 31, 2024, and 2023, the Company held 1,324 shares of Common Stock at an aggregate value of $157,452.